Securities - Summary of Classification of Securities (Parenthetical) (Detail) - Debt securities [member] - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Schedule of Securities by Classification [Line Items]
Allowance for credit losses of FVOCI securities	$ 3	$ 3
Allowance for credit losses of amortized cost	$ 4	$ 3